Summary of Significant Accounting Policies - Schedule of Depreciation for Mobile Equipment and Other Assets is Computed Using the Straight-Line Method (Details)	Dec. 31, 2025
Vehicles [Member]
Schedule of Depreciation for Mobile Equipment and Other Assets is Computed Using the Straight-Line Method [Line Items]
Depreciation estimated useful lives	5 years
Computer and accessories [Member]
Schedule of Depreciation for Mobile Equipment and Other Assets is Computed Using the Straight-Line Method [Line Items]
Depreciation estimated useful lives	2 years